Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Disclosure of detailed information about borrowings [line items]
Senior Note embedded derivative	€ 28,638	€ 28,638
Less: amortization under the effective interest method	(23,692)	(23,361)
Non-current liabilities	1,179,450	1,169,965
Current liabilities	€ 23,210	24,670
Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 375,000	375,000
Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 162,699	152,883
Current liabilities	€ 8,396	7,890
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 208,305	208,305
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	1,174,504	1,164,688
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	3,046	3,591
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities	1,909
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	6,110	3,816
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	€ 3,749	€ 9,373